Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RIVER CANYON TOTAL RETURN BOND FUND
A SERIES OF ADVISERS INVESTMENT TRUST
Supplement dated May 19, 2022
to the Prospectus and Statement of Additional Information
dated January 28, 2022, as amended
The following changes are being made to the Prospectus and Statement of Additional Information (“SAI”) of the River Canyon Total Return Bond Fund (the “Fund”):
The first paragraph under the heading “Fund Summary – Principal Investment Strategy” on page 1 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets (net assets plus borrowings for investment purposes) in bonds. The Adviser defines bonds to include mortgage-backed securities, debt securities, exchange-traded funds investing principally in bonds, and other fixed income instruments issued by governmental or private-sector entities. Fixed income securities include bills, notes, bonds, debentures, mortgage-backed securities, asset-backed securities, loan participation interests, any other debt or debt-related securities of any maturities (issued by the United States Government, agencies or instrumentalities or corporate entities, and having fixed, variable, floating, or inverse floating rates), fixed income derivatives (including financial futures, options on futures, and swaps), and other evidences of indebtedness. This 80% investment policy is non‑fundamental and can be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.

River Canyon Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RIVER CANYON TOTAL RETURN BOND FUND
A SERIES OF ADVISERS INVESTMENT TRUST
Supplement dated May 19, 2022
to the Prospectus and Statement of Additional Information
dated January 28, 2022, as amended
The following changes are being made to the Prospectus and Statement of Additional Information (“SAI”) of the River Canyon Total Return Bond Fund (the “Fund”):
The first paragraph under the heading “Fund Summary – Principal Investment Strategy” on page 1 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund seeks to achieve its objective by investing, under normal conditions, at least 80% of its assets (net assets plus borrowings for investment purposes) in bonds. The Adviser defines bonds to include mortgage-backed securities, debt securities, exchange-traded funds investing principally in bonds, and other fixed income instruments issued by governmental or private-sector entities. Fixed income securities include bills, notes, bonds, debentures, mortgage-backed securities, asset-backed securities, loan participation interests, any other debt or debt-related securities of any maturities (issued by the United States Government, agencies or instrumentalities or corporate entities, and having fixed, variable, floating, or inverse floating rates), fixed income derivatives (including financial futures, options on futures, and swaps), and other evidences of indebtedness. This 80% investment policy is non‑fundamental and can be changed by the Board of Trustees upon 60 days’ prior notice to shareholders.